Segmented information - Summary of geographical areas (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Property and equipment	$ 316	$ 87	$ 112
Deposit and other	12	12
Other assets	114	199
Assets	6,102	7,432
Canada [Member]
Statement [Line Items]
Property and equipment	299	83
Deposit and other	10	12
Assets	309	95
Other [Member]
Statement [Line Items]
Property and equipment	17	4
Deposit and other	2	0
Other assets	114	199
Assets	$ 133	$ 203